Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, PA 15220

March 5, 2007

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Fort Pitt Capital Funds
File Nos. 333-69326 and 811-10495

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fort Pitt Capital Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2007, and filed electronically as Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (412) 921-1822.

Sincerely,

/s/Douglas W. Kreps

Douglas W. Kreps
Chairman, President and Trustee
Fort Pitt Capital Funds